Related Party Balance and Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related Party Balance and Transactions

14. Related Party Balance and Transactions

a.	Due from related parties

As of March 31, 2024 and 2023, the balances of amounts due from related parties were as follows:

	As of March 31,
	2024	2023	2022
	USD	USD	USD
Due from a related party
Mr. Chi Ming Lam (1 and 2)	-	78,355	520,151
Total	-	78,355	520,151

(1)	Mr. Chi Ming Lam is the Chief Executive Officer, director and Chairman of the Company.
(2)	The balance represented the advances to Mr. Lam. The amount was unsecured, interest-free and repayable on demand. The balance has been fully repaid as of the date of this report.

b.	Related party transactions

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD
Purchases from a related party
Mo Building Material Limited (1)	-	425,128	335,431
Total	-	425,128	335,431

Dividend declared and offsetting against due from
Mr. Chi Ming Lam (2)	1,711,225	2,564,103	1,282,051
Total	1,711,225	2,564,103	1,282,051

Advances from (Payment to) a related party
Mr. Chi Ming Lam (2 and 3)	1,058,733	632,648	354,232
Mr. Chi Ming Lam (2 and 3)	(2,730,449)	(2,754,955)	(1,623,892)
Total	(1,671,716)	(2,122,307)	(1,269,660)

(1)	Mo Building Material Limited is a company in which Mr. Chi Ming Lam had beneficial interest before September 2, 2022.
(2)	Mr. Chi Ming Lam is the Chief Executive Officer, director and Chairman of the Company.
(3)	Represents the total advances from (payments to) Mr. Lam for the years ended March 31, 2024, 2023, and 2022 which were non-trade in nature, unsecured, interest-free and had no fixed term of repayment. As of March 31, 2024, the amount due from Mr. Lam to the Company was nil.